UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.): 	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Munros Capital Management, LLC
Address: 355 south Old Woodward, Suite 200
	 Birmingham, MI  48009


Form 13F File Number:  028-12587

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Portfolio Manager
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Birmingham, MI		January 25, 2009
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 56

Form 13F Information Table Value Total: 51657 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERDEEN ASSET MGMT            FE               GB0000031     1384   804796 SH       SOLE                   804796
ACKERMANS                      FE               BE0003764     1325    26179 SH       SOLE                    26179
ANSALDO STS SPA                FE               IT0003977     1683   122000 SH       SOLE                   122000
ANTICHI PELLETTIERI            FE               IT0004016      313    80000 SH       SOLE                    80000
ARYZTA AG                      FE               CH0043238     1592    50076 SH       SOLE                    50076
BANK OF PIRAEUS                FE               GRS014013      302    33838 SH       SOLE                    33838
BARRY CALLEBAUTN               FE               CH0009002     1944     3002 SH       SOLE                     3002
BILFINGER BERGER AG            FE               DE0005909     1719    33000 SH       SOLE                    33000
BOURBON                        FE               FR0004548      452    18000 SH       SOLE                    18000
C&C GROUP ORD                  FE               IE00B010D      303   150000 SH       SOLE                   150000
CHARTER PLC                    FE               GB0001882      404    85000 SH       SOLE                    85000
ELEXIS                         FE               DE0005085      398    36704 SH       SOLE                    36704
GERRY WEBER INTERNATIONAL      FE               DE0003304      991    36000 SH       SOLE                    36000
GRIFOLS                        FE               ES0171996     1494    85000 SH       SOLE                    85000
HELLENIC EXCHANGES             FE               GRS395363      985   126427 SH       SOLE                   126427
HERA SPA                       FE               IT0001250     1180   554685 SH       SOLE                   554685
IFG GROUP PLC                  FE               IE0002325      270   417444 SH       SOLE                   417444
IMMOBILIARE GRANDE DISTRIBUZ   FE               IT0003745      817   520000 SH       SOLE                   520000
INDRA SISTEMAS -A-             FE               ES0118594     1854    82346 SH       SOLE                    82346
INVISTA REAL ESTATE            FE               GB00B1CKT      246   480967 SH       SOLE                   480967
IPSOS                          FE               FR0000073     1503    56076 SH       SOLE                    56076
KARDEX                         FE               CH0018263      564    20000 SH       SOLE                    20000
KELLER GROUP                   FE               GB0004866      670    81000 SH       SOLE                    81000
LAMPRELL                       FE               GB00B1CL5      535   316444 SH       SOLE                   316444
MACINTOSH RETAIL GR            FE               NL0000367      585    64701 SH       SOLE                    64701
MOTA-ENGIL                     FE               PTMEN0AE0      926   283249 SH       SOLE                   283249
NEWCOURT GROUP PLC             FE               IE00B0LNH       17   401453 SH       SOLE                   401453
NH HOTELES SA                  FE               ES0161560      654   120000 SH       SOLE                   120000
NKT HOLDING                    FE               DK0010287      588    26897 SH       SOLE                    26897
PROSAFE PRODUCTION             FE               CY0100610      568   361000 SH       SOLE                   361000
PROSEGUR                       FE               ES0175438      544    16692 SH       SOLE                    16692
RAMIRENT OYJ                   FE               FI0009007      648   143402 SH       SOLE                   143402
RATIONAL AG                    FE               DE0007010     1491    12500 SH       SOLE                    12500
ROULARTA MEDIA GROUP NV        FE               BE0003741      249    14004 SH       SOLE                    14004
SCHWEIZERISCHE NATIONAL- REG   FE               CH0010811     1720     3000 SH       SOLE                     3000
SEVAN MARINE                   FE               NO0010187      179   150000 SH       SOLE                   150000
SHANKS GROUP                   FE               GB0007995      834   531786 SH       SOLE                   531786
SONAE SGPS                     FE               PTSON0AE0      550   905126 SH       SOLE                   905126
SONOVA                         FE               CH0012549      538     9000 SH       SOLE                     9000
SPECTRIS                       FE               GB0003308      511    66287 SH       SOLE                    66287
SPICE                          FE               GB00B01YR     1244  1041455 SH       SOLE                  1041455
TANDBERG                       FE               NO0005620     1453   124000 SH       SOLE                   124000
TELEPERFORMANCE                FE               FR0000051     1871    67542 SH       SOLE                    67542
TEN CATE                       FE               NL0000375     1417    63500 SH       SOLE                    63500
TREVI FIN IND                  FE               IT0001351     1492   142705 SH       SOLE                   142705
TRYGVESTA                      FE               DK0060013     1747    28506 SH       SOLE                    28506
TUBACEX                        FE               ES0132945      790   227000 SH       SOLE                   227000
TULLETT PREBON                 FE               GB00B1H0D      477   242983 SH       SOLE                   242983
TULLOW OIL                     FE               GB0001500      855    90102 SH       SOLE                    90102
VENTURE PRODUCTION             FE               GB0031423      551    90000 SH       SOLE                    90000
VT GROUP                       FE               GB0031729     1731   216000 SH       SOLE                   216000
WARTSILA OYJ-B SHARES          FE               FI0009003     1379    44169 SH       SOLE                    44169
WEIR GROUP                     FE               GB0009465      672   150600 SH       SOLE                   150600
WELLSTREAM HOLDINGS PLC        FE               GB00B1VWM      276    54000 SH       SOLE                    54000
WINCOR NIXDORF                 FE               DE000A0CA     1631    34228 SH       SOLE                    34228
ZUMTOBEL                       FE               AT0000837      566    72914 SH       SOLE                    72914